SIGNIFICANT ACCOUNTING POLICIES ADOPTION OF ACCOUNTING STANDARDS (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Jul. 06, 2022	Mar. 31, 2021	Dec. 15, 2020	Jul. 06, 2020
Total amount of digital asset conversion losses	$ 164,093		$ 3,436,955
FDIC insurance	250,000		250,000		$ 250,000
Research and development expense	1,272,537	$ 868,584	3,406,996	$ 3,094,123	3,969,972	$ 2,033,726
Advertising and marketing costs			514,401	$ 240,000	329,375	230,844
Money market accounts	$ 6,041,016		$ 6,041,016		$ 12,217,714	$ 4,252,959
Common stock shares issued	43,802,147		43,802,147		35,166,551	24,804,874		23,169,587		500,000
Common stock shares outstanding	43,802,147		43,802,147		35,166,551	24,804,874		28,257,467
Issuable upon conversion of convertible debentures	2,255,066		2,255,066		16,124,764	7,894,566		16,464,066
Uninsured deposits					$ 12,008,228	$ 4,048,179
Unearned stock option grants					32,629,376
Common shares current price per share					$ 1.90	$ 1.20	$ 2.24		$ 1.155
Convertible Preferred Stock
Antidilutive securities			8,108,356	8,108,356	8,108,356	8,108,356
Warrants
Antidilutive securities			21,651,513		22,564,255	20,016,367
Stock Option 1
Unearned stock option grants			11,550,745	11,775,745	11,775,745	2,630,000
Antidilutive securities			20,927,370	14,650,120	15,315,120	4,805,000
Leasehold Improvements
Estimated useful lives of assets			5 years		5 years
Minimum
Estimated useful lives of assets			2 years		2 years
Maximum
Estimated useful lives of assets			5 years		5 years
Transaction 1
Common stock shares			9,020,264	9,020,264	9,020,264	9,020,264
Common shares current price per share	$ 0.25		$ 0.25		$ 0.25	$ 0.25		$ 0.25
Transaction 2
Common stock shares			2,255,066	4,924,500	7,104,500	5,639,500
Common shares current price per share					$ 2	$ 1		1.00
Transaction 3
Common stock shares				7,104,500
Common shares current price per share								$ 2.00